Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Oct. 23, 2017 USD ($)	Mar. 30, 2019 CAD ($)	Mar. 30, 2019 USD ($)	Feb. 20, 2019 USD ($)	Jan. 20, 2019 USD ($)	Jun. 29, 2018 USD ($)	Mar. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness			$ 47,021				$ 36,925	[1]
Long-term Debt, Gross			47,600				37,600
Senior secured revolving credit facility, excess availability			14,400				19,900
Line of credit facility covenant terms cash minimum							8,500
Minimum excess availability percentage of borrowings		40.00%
Minimum excess availability percentage of line cap		25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)		$ 200.0
Debt Issuance Costs, Net			$ 600				700
New Credit Facility [Member]
Line of Credit Facility [Line Items]
Minimum excess availability	$ 8,500
Senior secured credit facility	$ 85,000
New credit facility maturity date	Oct. 31, 2022
Total commitments	$ 13,000
Line of credit facility covenant terms cash minimum	$ 8,500						$ 8,500
Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Minimum excess availability						$ 8,500
Interest rate of CDOR plus spread						8.25%
Long-term senior secured term loan						$ 12,500
Senior secured revolving credit facility, seasonal availability block				$ 4,500	$ 9,500
Line of credit facility covenant terms cash minimum						$ 8,500
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.10
Maximum [Member] | New Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread	3.00%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.00
Minimum [Member] | New Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread	1.50%

[1]	Recast (refer to note 1)